Common Stock (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares as of:

	June 30, 2015	June 30, 2016
Basic weighted average number of shares	55,356,483	55,401,805
Effect of dilutive potential share options:	313,226	376,963

Diluted weighted average number of shares	55,669,709	55,778,768